Bank Loan and Loan Facilities	12 Months Ended
Mar. 31, 2024
Bank Loan and Loan Facilities [Abstract]
BANK LOAN and LOAN FACILITIES
11.	BANK LOAN and LOAN FACILITIES

In June 2020, the Company’s subsidiary, CCSC Technology Group, entered into a bank loan agreement with Bank of China (HK) Limited (“BOCHK”) to borrow $464,354 (HK$3,600,000) as working capital for three years (from June 30, 2020 to June 29, 2023), at a fixed interest rate of 2.5% per annum. As of March 31, 2023, the loan payable to BOCHK amounted to $39,725. The Company repaid $152,150, $156,440 and $39,853 to BOCHK during the years ended March 31, 2022, 2023 and 2024, respectively. As of March 31, 2024, the loan payable to BOCHK has been fully repaid. The loan is jointly guaranteed by a third-party, Hong Kong Mortgage Corporation Limited (“HKMCI”), and the Company’s controlling shareholders, Dr. Chi Sing Chiu and his spouse, Ms. Woon Bing Yeung (See Note 13).

In August 2021, the Company’s subsidiary, CCSC Interconnect HK, obtained certain line of credit approvals from BOCHK, including (1) a revolving export invoice discounting (“EID”) facility with a maximum borrowing capacity of $1,929,409 (HK$15,000,000), (2) a revolving loan facility with a maximum borrowing capacity of $385,882 (HK$3,000,000) and (3) a forex hedging facility with maximum borrowing capacity of $257,255 (HK$2,000,000). These loan facilities will be used for working capital purposes. During the year ended March 31, 2023, CCSC Interconnect HK borrowed $136,784 (HK$1,072,238) from the revolving credit facility and fully repaid such borrowing during the year. There were no loan balances as of March 31, 2024 and 2023, respectively. The Company did not utilize the forex hedging facility as of March 31, 2024 and 2023.

Interest expenses incurred for the long-term loan, EID facility and revolving loan facility amounted to $228, $4,986 and $8,650 for the years ended March 31, 2024, 2023 and 2022, respectively.